PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses roll-forward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in provision for contingencies
Balance at beginning of period	R$ 24,127,659
Constitution of provisions	17,561,611	R$ 17,941,912
Balance at ending of period	25,246,426	24,127,659
Provision for litigation
Changes in provision for contingencies
Beginning balance	24,127,659
Constitution of provisions	2,630,645
Reversals of provisions	(888,050)
Monetary correction	1,204,640
Retirement provisions	(35,837)
Payments	(1,792,631)
Ending balance		R$ 24,127,659
Balance at ending of period	R$ 25,246,426